WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”) - Schedule of the Company’s outstanding warrants and the changes during the period (Details) - Warrants	12 Months Ended
Dec. 31, 2024 shares $ / shares
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Warrants at beginning of the period | shares	196,380
Weighted Average Value at Date of Grant, Other equity instruments at beginning of the period | $ / shares	$ 12
Warrants, Expired unexercised | shares	(196,380)
Weighted Average Value at Date of Grant, Other equity instruments, Expired | $ / shares
Weighted Average Value at Date of Grant, Other equity instruments at end of the period | $ / shares
Warrants at end of the period | shares